Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

23.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loan and a loan due to a related party, accounts payable, related parties payables and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loan and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties, restricted cash and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its restricted cash and cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, due from related parties, cash and cash equivalents, restricted cash, accounts payable, related parties payables and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and loan due to a related party approximate the recorded value, due to their variable interest rate.